LEASE - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease expenses	¥ 40,772	¥ 32,714	¥ 193,957
Leases that have not yet commenced	As of December 31, 2023, the Group did not have additional operating leases that have not yet commenced.
Financing lease	As of December 31, 2022 and 2023, the Group had no long-term leases that were classified as a financing lease.
Gain (loss) on termination of lease	¥ 41
Noncash decrease of operating lease right-of-use assets	¥ 9,272